Taxation (Details) - Schedule of the movement on the deferred tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the movement on the deferred tax liabilities [Abstract]
Balance at beginning of the year	$ (55)	$ (347)
Release of deferred tax liabilities for IGI UK	55	292
Addition of deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	(14)
Ending balance	$ (14)	$ (55)	$ (347)